Cover	Apr. 29, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 29, 2025
Entity File Number	001-41443
Entity Registrant Name	NETCAPITAL INC.
Entity Central Index Key	0001414767
Entity Tax Identification Number	87-0409951
Entity Incorporation, State or Country Code	UT
Entity Address, Address Line One	1 Lincoln Street
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02111
City Area Code	(781)
Local Phone Number	925-1700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, $0.001 par value per share
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	NCPL
Security Exchange Name	NASDAQ
Warrants exercisable for one share of Common Stock
Title of 12(b) Security	Warrants exercisable for one share of Common Stock
Trading Symbol	NCPLW
Security Exchange Name	NASDAQ